UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: April 30, 2017

Date of reporting period: October 31, 2016

Item 1.	Reports to Stockholders.

Cambiar Opportunity Fund Cambiar SMID Fund Cambiar Small Cap Fund Cambiar International Equity Fund	Cambiar International Small Cap Fund Cambiar Global Equity Fund Cambiar Unconstrained Equity Fund

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2016

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-777-8227; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2016 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.0%
	Shares	Value

AIR FREIGHT & LOGISTICS — 3.0%
United Parcel Service, Cl B	105,000	$11,314,800

BANKS — 10.7%
BB&T	310,000	12,152,000
Citigroup	175,000	8,601,250
Citizens Financial Group	325,000	8,560,500
Wells Fargo	250,000	11,502,500

		40,816,250

BEVERAGES — 2.8%
Coca-Cola	250,000	10,600,000

BIOTECHNOLOGY — 2.9%
Biogen*	39,000	10,927,020

CONSUMER FINANCE — 8.3%
American Express	120,000	7,970,400
Capital One Financial	160,000	11,846,400
Synchrony Financial	420,000	12,007,800

		31,824,600

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.0%
Verizon Communications	235,000	11,303,500

ENERGY EQUIPMENT & SERVICES — 3.3%
Baker Hughes	230,000	12,742,000

FOOD & STAPLES RETAILING — 3.0%
CVS Health	135,000	11,353,500

HEALTH CARE PROVIDER & SERVICES — 6.7%
Aetna	62,000	6,655,700
McKesson	96,000	12,208,320
Universal Health Services, Cl B	55,000	6,639,050

		25,503,070

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 2.9%
MGM Resorts International*	425,000	$11,122,250

INSURANCE — 6.2%
MetLife	180,000	8,452,800
Willis Towers Watson	58,000	7,302,200
XL Group	235,000	8,154,500

		23,909,500

INTERNET SOFTWARE & SERVICES — 5.7%
Alphabet, Cl A*	13,000	10,528,700
eBay*	400,000	11,404,000

		21,932,700

IT SERVICES — 2.1%
Amdocs	140,000	8,183,000

LIFE SCIENCES TOOLS & SERVICES — 1.9%
Agilent Technologies	170,000	7,406,900

MULTI-LINE RETAIL — 3.0%
Target	170,000	11,684,100

OIL, GAS & CONSUMABLE FUELS — 9.1%
EOG Resources	130,000	11,754,600
Occidental Petroleum	160,000	11,665,600
Royal Dutch Shell ADR, Cl A	230,000	11,456,300

		34,876,500

PHARMACEUTICALS — 4.3%
AstraZeneca ADR	200,000	5,664,000
Bristol-Myers Squibb	215,000	10,945,650

		16,609,650

PROFESSIONAL SERVICES — 2.4%
ManpowerGroup	120,000	9,216,000

ROAD & RAIL — 3.9%
CSX	250,000	7,627,500
Norfolk Southern	80,000	7,440,000

		15,067,500

SEMI-CONDUCTORS & EQUIPMENT — 3.0%
QUALCOMM	170,000	11,682,400

SOFTWARE — 5.6%
Oracle	325,000	12,486,500
Symantec	360,000	9,010,800

		21,497,300

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 3.2%
HP	850,000	12,316,500

TOTAL COMMON STOCK (Cost $318,153,006)		371,889,040

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY FUND
OCTOBER 31, 2016 (Unaudited)

SHORT-TERM INVESTMENT (A) — 4.7%
	Shares	Value

SEI Daily Income Trust Government Fund, Cl A, 0.200% (Cost $17,886,088)	17,886,088	$17,886,088

TOTAL INVESTMENTS — 101.7% (Cost $336,039,094)		$389,775,128

Percentages are based on Net Assets of $383,173,801.

*  Non-income producing security.

(A)  The rate shown is the 7-day effective yield as of October 31, 2016.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended October 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six month period ended October 31, 2016, the Fund held no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
OCTOBER 31, 2016 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.3%
	Shares	Value

AIR FREIGHT & LOGISTICS — 2.4%
Expeditors International of Washington	14,340	$738,080

AUTO COMPONENTS — 2.7%
BorgWarner	23,040	825,754

AUTOMOBILES — 3.0%
Harley-Davidson	16,250	926,575

BANKS — 12.3%
BankUnited	24,380	710,433
East West Bancorp	21,310	841,958
PacWest Bancorp	17,170	745,006
Umpqua Holdings	44,480	679,655
Zions Bancorporation	25,540	822,643

		3,799,695

DISTRIBUTORS — 2.2%
LKQ*	21,020	678,526

ELECTRONIC EQUIPMENT — 2.1%
VeriFone Systems*	40,970	634,216

ENERGY EQUIPMENT & SERVICES — 5.1%
Helmerich & Payne	11,880	749,747
RPC	46,840	808,927

		1,558,674

FOOD & STAPLES RETAILING — 2.4%
Whole Foods Market	25,460	720,263

HEALTH CARE EQUIPMENT & SUPPLIES — 2.3%
ResMed	11,710	699,907

HEALTH CARE PROVIDER & SERVICES — 2.4%
Premier, Cl A*	23,360	743,782

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
OCTOBER 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 2.4%
Norwegian Cruise Line Holdings*	18,740	$728,424

HOUSEHOLD DURABLES — 2.5%
Harman International Industries	9,510	758,042

INSURANCE — 5.1%
Reinsurance Group of America, Cl A	6,800	733,448
XL Group	24,200	839,740

		1,573,188

INTERNET SOFTWARE & SERVICES — 2.7%
IAC*	13,060	841,586

IT SERVICES — 10.0%
Amdocs	13,630	796,673
Booz Allen Hamilton Holding, Cl A	26,310	801,666
Leidos Holdings	19,910	827,659
MAXIMUS	12,500	650,750

		3,076,748

MACHINERY — 2.7%
Wabtec	10,770	832,629

MEDIA — 2.5%
News, Cl A	64,030	776,043

OIL, GAS & CONSUMABLE FUELS — 2.5%
Cimarex Energy	6,040	779,945

PROFESSIONAL SERVICES — 7.5%
Dun & Bradstreet	5,270	657,959
ManpowerGroup	11,390	874,752
Robert Half International	20,760	776,839

		2,309,550

REAL ESTATE INVESTMENT TRUSTS — 5.1%
Colony Starwood Homes	25,370	735,984
MGM Growth Properties, Cl A	31,900	839,608

		1,575,592

SEMI-CONDUCTORS & EQUIPMENT — 4.8%
Microsemi*	21,100	888,943
Synaptics*	11,380	593,125

		1,482,068

SEMI-CONDUCTORS & INSTRUMENTS — 2.6%
Maxim Integrated Products	20,500	812,415

SOFTWARE — 2.6%
PTC*	17,050	808,852

SPECIALTY RETAIL — 4.4%
AutoNation*	15,360	673,843
Williams-Sonoma	14 680	678,510

		1,352,353

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND
OCTOBER 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

THRIFTS & MORTGAGE FINANCE — 2.5%
New York Community Bancorp	54,080	$776,589

TRADING COMPANIES & DISTRIBUTORS — 2.5%
Air Lease, Cl A	25,780	780,103

TOTAL COMMON STOCK (Cost $28,540,929)		30,589,599

SHORT-TERM INVESTMENT (A) — 1.4%
SEI Daily Income Trust Government Fund, Cl A, 0.200% (Cost $423,624)	423,624	423,624

TOTAL INVESTMENTS — 100.7% (Cost $28,964,553)		$31,013,223

Percentages are based on Net Assets of $30,800,447.

*  Non-income producing security.

(A)  The rate shown is the 7-day effective yield as of October 31, 2016.

Cl — Class

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended October 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six month period ended October 31, 2016, the Fund held no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
OCTOBER 31, 2016 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 100.0%
	Shares	Value

BANKS — 9.6%
Hilltop Holdings	572,000	$14,128,400
Hope Bancorp	815,000	13,154,100
TCF Financial	836,000	11,954,800
Umpqua Holdings	901,000	13,767,280

		53,004,580

CHEMICALS — 4.9%
Cabot	274,000	14,286,360
Calgon Carbon	804,000	12,703,200

		26,989,560

COMMERCIAL SERVICES & SUPPLIES — 2.2%
Interface, Cl A	762,000	12,077,700

CONSTRUCTION & ENGINEERING — 2.1%
KBR	777,000	11,507,370

DIVERSIFIED CONSUMER SERVICES — 2.1%
Sotheby’s*	316,000	11,338,080

ELECTRICAL EQUIPMENT — 6.8%
EnerSys	192,000	12,504,960
Generac Holdings*	341,000	12,988,690
Regal-Beloit	200,000	11,820,000

		37,313,650

ELECTRONIC EQUIPMENT — 1.6%
VeriFone Systems*	559,000	8,653,320

ENERGY EQUIPMENT & SERVICES — 3.8%
Oil States International*	353,000	10,325,250
Superior Energy Services*	754,000	10,676,640

		21,001,890

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
OCTOBER 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

FOOD PRODUCTS — 4.3%
Dean Foods	631,000	$11,522,060
United Natural Foods*	284,000	11,854,160

		23,376,220

HEALTH CARE PROVIDER & SERVICES — 2.0%
Molina Healthcare*	198,000	10,773,180

HOTELS, RESTAURANTS & LEISURE — 3.9%
Brinker International	213,000	10,488,120
Sonic	478,000	10,950,980

		21,439,100

HOUSEHOLD PRODUCTS — 2.0%
Energizer Holdings	240,000	11,162,400

INSURANCE — 4.8%
ProAssurance	252,000	13,431,600
Third Point Reinsurance*	1,122,000	13,183,500

		26,615,100

IT SERVICES — 4.5%
Cardtronics*	250,000	12,500,000
Science Applications International	180,000	12,403,800

		24,903,800

MACHINERY — 2.1%
Federal Signal	937,090	11,507,465

MARINE — 2.4%
Kirby*	219,000	12,910,050

MEDIA — 2.0%
Cable One	19,310	11,136,849

OIL, GAS & CONSUMABLE FUELS — 2.2%
RSP Permian*	327,000	11,804,700

PAPER & FOREST PRODUCTS — 2.0%
Schweitzer-Mauduit International	303,000	11,183,730

PROFESSIONAL SERVICES — 1.8%
CEB	199,000	9,681,350

REAL ESTATE INVESTMENT TRUSTS — 2.1%
Colony Starwood Homes	390,000	11,313,900

SEMI-CONDUCTORS & EQUIPMENT — 9.4%
Lattice Semiconductor*	2,054,000	12,467,780
Microsemi*	292,000	12,301,960
Rambus*	848,000	10,337,120
Synaptics*	178,000	9,277,360
Tessera Technologies	200,795	7,449,495

		51,833,715

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND
OCTOBER 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value

SPECIALTY RETAIL — 6.7%
DSW, Cl A	594,000	$12,337,380
Group 1 Automotive	209,000	12,596,430
Penske Automotive Group	261,000	11,679,750

		36,613,560

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 1.9%
Diebold	487,000	10,616,600

TEXTILES, APPAREL & LUXURY GOODS — 2.0%
Wolverine World Wide	511,000	10,909,850

TRADING COMPANIES & DISTRIBUTORS — 8.7%
Air Lease, Cl A	395,000	11,952,700
Aircastle	659,000	13,542,450
Beacon Roofing Supply*	276,000	11,603,040
BMC Stock Holdings*	658,000	10,889,900

		47,988,090

WIRELESS TELECOMMUNICATIONS — 2.1%
Telephone & Data Systems	454,000	11,731,360

TOTAL COMMON STOCK (Cost $511,497,971)		549,387,169

TOTAL INVESTMENTS — 100.0% (Cost $511,497,971)		$549,387,169

Percentages are based on Net Assets of $549,627,720.

*  Non-income producing security.

Cl — Class

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended October 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six month period ended October 31, 2016, the Fund held no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2016 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.7%
	Shares	Value
BRAZIL — 2.1%
Ambev	10,127,000	$60,233,874

CHINA — 2.8%
China Mobile ADR	1,400,000	80,402,000

DENMARK — 2.2%
Carlsberg, Cl B	688,000	61,944,991

FRANCE — 19.7%
Airbus Group	1,450,000	86,071,100
Atos	532,000	55,180,479
AXA	4,000,000	90,042,094
Engie	3,696,128	53,219,154
Orange	3,940,000	61,978,208
Societe Generale	1,622,000	63,227,133
Total ADR	1,800,879	85,973,964
Vivendi	3,059,000	61,767,495

		557,459,627

GERMANY — 6.3%
Deutsche Post	2,068,000	63,995,922
E.ON	8,129,560	59,458,503
Fresenius Medical Care & KGaA	675,000	54,910,714

		178,365,139

HONG KONG — 2.4%
CK Hutchison Holdings	5,411,000	66,949,773

ITALY — 3.1%
Intesa Sanpaolo	38,169,000	88,284,432

JAPAN — 17.2%
Astellas Pharma	3,441,605	51,074,683
Mazda Motor	4,148,000	68,189,275
Mitsubishi Estate	3,233,000	64,038,535

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN — continued
Murata Manufacturing	461,000	$64,356,188
Otsuka Holdings	1,278,000	55,906,799
Secom	731,000	52,749,422
Seiko Epson	3,783,000	76,786,782
Suntory Beverage & Food	1,234,000	53,958,510

		487,060,194

NETHERLANDS — 15.2%
Aegon	6,981,418	30,061,179
AerCap Holdings*	1,704,000	70,051,440
Gemalto	989,000	53,703,099
Koninklijke DSM	959,836	61,636,404
Koninklijke KPN	17,138,000	55,815,353
Koninklijke Philips	2,327,000	70,046,720
Royal Dutch Shell ADR, Cl A	1,823,000	90,803,630

		432,117,825

NORWAY — 1.9%
DNB	3,749,407	54,300,049

SINGAPORE — 2.0%
DBS Group Holdings	5,334,000	57,482,578

SPAIN — 2.4%
Banco Bilbao Vizcaya Argentaria ADR	9,431,000	67,997,510

SWITZERLAND — 7.9%
Adecco Group	1,139,000	67,782,536
Julius Baer Group	1,386,950	56,254,995
Novartis ADR	319,225	22,671,359
Roche Holding	336,000	77,298,008

		224,006,898

UNITED KINGDOM — 10.5%
AstraZeneca	882,000	49,405,008
BHP Billiton	4,575,000	68,954,271
HSBC Holdings ADR	1,698,000	63,895,740
IHS Markit*	1,783,000	65,596,570
Smith & Nephew ADR	1,651,000	48,291,750

		296,143,339

UNITED STATES — 3.0%
Schlumberger Ltd.	1,081,000	84,566,630

TOTAL COMMON STOCK (Cost $2,736,694,211)		2,797,314,859

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND
OCTOBER 31, 2016 (Unaudited)

SHORT-TERM INVESTMENT (A) — 1.5%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.200% (Cost $42,560,113)	42,560,113	$42,560,113

TOTAL INVESTMENTS — 100.2% (Cost $2,779,254,324)		$2,839,874,972

Percentages are based on Net Assets of $2,834,716,266.

*  Non-income producing security.

(A)  The rate shown is the 7-day effective yield as of October 31, 2016.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended October 31, 2016, there were transfers, recognized at the end of the period, from Level 2 to Level 1 assets and liabilities that that represented securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. For the six month period ended October 31, 2016, the Fund held no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
OCTOBER 31, 2016 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.6%
	Shares	Value

ARGENTINA — 4.6%
Adecoagro*	2,835	$31,185
Telecom Argentina ADR	1,664	31,317

		62,502

AUSTRIA — 4.6%
Schoeller-Bleckmann Oilfield Equipment	490	34,651
Telekom Austria, Cl A*	4,880	27,999

		62,650

BELGIUM — 2.1%
Ontex Group	935	28,232

CHINA — 1.8%
Greatview Aseptic Packaging	48,000	24,387

DENMARK — 2.0%
GN Store Nord	1,350	27,334

FRANCE — 6.8%
Eurazeo	510	29,312
Naturex*	342	30,993
Remy Cointreau	405	32,809

		93,114

GERMANY — 4.6%
Aurubis	630	32,728
HUGO BOSS	485	30,416

		63,144

HONG KONG — 2.5%
MGM China Holdings	20,400	33,777

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
OCTOBER 31, 2016 (Unaudited)

COMMON STOCK — continued

	Shares	Value
IRELAND — 2.2%
ICON*	380	$30,506

ITALY — 4.9%
ACEA	2,090	27,034
Azimut Holding	1,125	18,030
Piaggio	12,800	22,310

		67,374

JAPAN — 25.3%
Bic Camera	3,600	31,003
Citizen Watch	5,200	29,245
CyberAgent	960	27,909
Disco	300	36,256
Don Quijote Holdings	900	34,215
GS Yuasa	8,000	34,563
Sapporo Holdings	1,200	33,904
Sohgo Security Services	600	27,349
Sumitomo Osaka Cement	8,000	33,116
T Hasegawa	1,900	33,558
Trend Micro ADR	705	24,837

		345,955

LUXEMBOURG — 2.5%
L’Occitane International	16,750	34,602

NETHERLANDS — 1.9%
Wereldhave	585	26,161

NEW ZEALAND — 1.9%
Air New Zealand	18,998	26,231

SINGAPORE — 2.2%
Global Logistic Properties	23,200	29,586

SPAIN — 1.7%
Distribuidora Internacional de Alimentacion	4,305	23,015

TAIWAN — 2.1%
Chicony Electronics	11,055	28,305

UNITED KINGDOM — 17.9%
Britvic	2,845	19,278
BTG*	3,519	28,270
Daily Mail & General Trust	3,116	28,532
Henderson Group	7,815	22,107
ICAP	4,874	28,831
LivaNova*	550	31,174
Playtech	2,575	29,175
Spire Healthcare Group (A)	5,945	27,001
Tate & Lyle	3,125	29,759

		244,127

TOTAL COMMON STOCK (Cost $1,241,384)		1,251,002

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND
OCTOBER 31, 2016 (Unaudited)

SHORT-TERM INVESTMENT (B) — 2.3%

	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.200% (Cost $31,607)	31,607	$31,607

TOTAL INVESTMENTS — 93.9% (Cost $1,272,991)		$1,282,609

Percentages are based on Net Assets of $1,365,834.

*  Non-income producing security.

(A)  Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)  The rate shown is the 7-day effective yield as of October 31, 2016.

ADR — American Depositary Receipt

Cl — Class

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended October 31, 2016, there were transfers, recognized at the end of the period, from Level 2 to Level 1 assets and liabilities that that represented securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. For the six month period ended October 31, 2016, the Fund held no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
OCTOBER 31, 2016 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.9%
	Shares	Value
AEROSPACE/DEFENSE EQUIPMENT — 2.0%
Airbus Group ADR	17,596	$260,948

AIR FREIGHT & LOGISTICS — 4.0%
Deutsche Post ADR	8,879	275,870
United Parcel Service, Cl B	2,265	244,076

		519,946

AUTOMOBILES — 2.2%
Mazda Motor ADR	35,255	288,386

BANKS — 11.0%
Banco Bilbao Vizcaya Argentaria ADR	41,422	298,653
Citigroup	5,755	282,858
Citizens Financial Group	12,375	325,957
DNB ADR	1,737	252,734
HSBC Holdings ADR	7,660	288,246

		1,448,448

BEVERAGES — 7.7%
Ambev ADR	43,960	259,364
Carlsberg ADR, Cl B	14,985	270,329
Coca-Cola	6,030	255,672
Suntory Beverage & Food ADR	10,610	232,730

		1,018,095

BIOTECHNOLOGY — 1.9%
Biogen*	880	246,558

CAPITAL MARKETS — 1.9%
Julius Baer Group Ltd. ADR	30,401	244,120

CHEMICALS — 2.0%
Koninklijke DSM ADR	16,285	260,967

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
OCTOBER 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 1.9%
Secom ADR	13,712	$247,022

CONSUMER FINANCE — 3.5%
Capital One Financial	2,783	206,053
Synchrony Financial	9,015	257,739

		463,792

ENERGY EQUIPMENT & SERVICES — 1.9%
Schlumberger Ltd.	3,140	245,642

FOOD & STAPLES RETAILING — 3.4%
CVS Health	2,320	195,112
Whole Foods Market	8,804	249,065

		444,177

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Smith & Nephew ADR	8,019	234,556

HEALTH CARE PROVIDER & SERVICES — 5.6%
Fresenius Medical Care & KGaA ADR	5,840	236,987
McKesson	1,968	250,271
Universal Health Services, Cl B	2,110	254,698

		741,956

HOTELS, RESTAURANTS & LEISURE — 2.5%
MGM Resorts International*	12,375	323,854

INDUSTRIAL CONGLOMERATES — 2.5%
Koninklijke Philips	11,066	332,312

INSURANCE — 3.1%
Aegon	31,660	137,404
AXA ADR	12,164	274,785

		412,189

INTERNET SOFTWARE & SERVICES — 4.1%
Alphabet, Cl A*	365	295,614
eBay*	8,710	248,322

		543,936

LIFE SCIENCES TOOLS & SERVICES — 2.3%
Agilent Technologies	7,039	306,689

MEDIA — 2.0%
Vivendi ADR	13,184	265,855

METALS & MINING — 2.2%
BHP Billiton ADR	9,465	286,222

MULTI-LINE RETAIL — 1.9%
Target	3,544	243,579

OIL, GAS & CONSUMABLE FUELS — 6.1%
EOG Resources	3,129	282,924
Occidental Petroleum	3,497	254,966
Royal Dutch Shell ADR, Cl A	5,204	259,211

		797,101

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL EQUITY FUND
OCTOBER 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
PHARMACEUTICALS — 3.8%
Astellas Pharma ADR	15,640	$232,332
Bristol-Myers Squibb	5,324	271,045

		503,377

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.8%
Mitsubishi Estate ADR	12,050	240,639

ROAD & RAIL — 1.9%
CSX	8,350	254,759

SEMI-CONDUCTORS & EQUIPMENT — 2.0%
QUALCOMM	3,805	261,480

SOFTWARE — 3.7%
Gemalto ADR	7,963	215,957
Oracle	7,155	274,895

		490,852

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 2.0%
HP	18,229	264,138

TRADING COMPANIES & DISTRIBUTORS — 2.3%
AerCap Holdings*	7,361	302,611

WIRELESS TELECOMMUNICATION SERVICES — 1.9%
China Mobile ADR	4,250	244,078

TOTAL COMMON STOCK (Cost $12,235,725)		12,738,284

SHORT-TERM INVESTMENT (A) — 3.3%
SEI Daily Income Trust Government Fund, Cl A, 0.200% (Cost $433,824)	433,824	433,824

TOTAL INVESTMENTS — 100.2% (Cost $12,669,549)		$13,172,108

Percentages are based on Net Assets of $13,139,605.

*  Non-income producing security.

(A)  The rate shown is the 7-day effective yield as of October 31, 2016.

ADR  — American Depositary Receipt

Cl — Class

Ltd. — Limited

As of October 31, 2016, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six month period ended October 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six month period ended October 31, 2016, the Fund held no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR UNCONSTRAINED
EQUITY FUND
OCTOBER 31, 2016 (Unaudited)

SECTOR WEIGHTINGS†

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.9%
	Shares	Value

AEROSPACE/DEFENSE EQUIPMENT — 5.4%
Airbus Group	100,000	$5,935,938

AUTOMOBILES — 4.8%
Mazda Motor	325,000	5,342,699

BANKS — 3.6%
Citizens Financial Group	150,000	3,951,000

BIOTECHNOLOGY — 3.0%
Biogen*	12,000	3,362,160

CONSUMER FINANCE — 7.8%
Capital One Financial	40,000	2,961,600
Synchrony Financial	200,000	5,718,000

		8,679,600

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.4%
Telekom Austria, Cl A*	650,000	3,729,391

ELECTRONIC EQUIPMENT — 5.6%
VeriFone Systems*	400,000	6,192,000

ENERGY EQUIPMENT & SERVICES — 6.0%
Baker Hughes	120,000	6,648,000

HOTELS, RESTAURANTS & LEISURE — 3.5%
MGM Resorts International*	150,000	3,925,500

HOUSEHOLD DURABLES — 4.3%
Harman International Industries	60,000	4,782,600

INSURANCE — 3.1%
XL Group	100,000	3,470,000

INTERNET SOFTWARE & SERVICES — 5.1%
eBay*	200,000	5,702,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR UNCONSTRAINED
EQUITY FUND
OCTOBER 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares/ Number of Warrants/ Contracts	Value

MULTI-LINE RETAIL — 2.5%
Target	40,000	$2,749,200

OIL, GAS & CONSUMABLE FUELS — 6.0%
Occidental Petroleum	50,000	3,645,500
Royal Dutch Shell ADR, Cl A	60,000	2,988,600

		6,634,100

SEMI-CONDUCTORS & EQUIPMENT — 9.5%
Lattice Semiconductor*	375,000	2,276,250
QUALCOMM	30,000	2,061,600
Synaptics*	120,000	6,254,400

		10,592,250

SOFTWARE — 7.0%
Gemalto	75,000	4,072,530
Playtech	325,000	3,682,225

		7,754,755

SPECIALTY RETAIL — 4.0%
AutoNation*	100,000	4,387,000

TECHNOLOGY HARDWARE STORAGE & PERIPHERALS — 3.9%
Diebold	200,000	4,360,000

TRADING COMPANIES & DISTRIBUTORS — 7.4%
AerCap Holdings*	200,000	8,222,000

TOTAL COMMON STOCK (Cost $107,886,528)		106,420,193

WARRANT — 1.2%
Capital One Financial, Expires 11/14/2018* (Cost $1,082,322)	40,000	1,287,200

SHORT-TERM INVESTMENT (A) — 2.0%
SEI Daily Income Trust Government Fund, Cl A, 0.200% (Cost $2,273,562)	2,273,562	2,273,562

TOTAL INVESTMENTS — 99.1% (Cost $111,242,412)		$109,980,955

PURCHASED EQUITY OPTIONS†* (B) — 2.9%
BIOTECHNOLOGY — 1.1%
Biogen Call, Expires: 01/20/2017, Strike Price: $200.00	150	1,215,000

SEMI-CONDUCTORS & EQUIPMENT — 1.8%
Qualcomm Call, Expires: 01/19/2018, Strike Price: $40.00	700	2,051,000

TOTAL PURCHASED EQUITY OPTIONS (Cost $2,270,710)		$3,266,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR UNCONSTRAINED
EQUITY FUND
OCTOBER 31, 2016 (Unaudited)

†  For the six month ended October 31, 2016, the total amount of all open purchased equity options, as presented in the Schedule of Investments, is representative of the volume of activity for this derivative type during the period.

Percentages are based on Net Assets of $110,979,698.

*  Non-income producing security.

(A)  The rate shown is the 7-day effective yield as of October 31, 2016.

(B)  All of the purchased equity options are exchange traded, unless noted otherwise.

Equity Swaps held by the Fund at October 31, 2016, were as follows:

Company Reference	Counterparty	Termination Date	Pay	Number of Contracts Long	Notional Amount	Unrealized Depreciation
Royal Dutch Shell ADR, Cl A	Goldman Sachs	07/12/2017	(1 Month LIBOR minus 0.50%)	60,000	$4,155,186	$(22,322)
Target	Goldman Sachs	07/20/2017	(1 Month LIBOR minus 0.50%)	60,000	3,028,983	(25,074)

						$(47,396)

ADR — American Depositary Receipt

Cl — Class

LIBOR — London Interbank Offered Rate

For the six month period ended October 31, 2016, the total notional amount of all open swap agreements, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

The following is a summary of inputs used as of October 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$106,420,193	$—	$—	$106,420,193
Warrant	1,287,200	—	—	1,287,200
Short-Term Investment	2,273,562	—	—	2,273,562
Purchased Equity Options	3,266,000	—	—	3,266,000

Total Assets	$113,246,955	$—	$—	$113,246,955

Liabilities	Level 1	Level 2	Level 3	Total
Equity Swaps – Liabilities‡	$—	$47,396	$—	$47,396

Total Liabilities	$—	$47,396	$—	$47,396

‡	Equity swaps are valued at the unrealized depreciation of the instruments.

For the six month period ended October 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six month period ended October 31, 2016, the Fund held no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2016 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Opportunity Fund	SMID Fund
Assets:
Cost of securities	$336,039,094	$28,964,553

Investments in securities at value	$389,775,128	$31,013,223
Receivable for investment securities sold	1,685,062	91,777
Receivable for capital shares sold	186,195	296,593
Dividends receivable	275,064	9,848
Receivable for dividend tax reclaim	78,912	—
Prepaid expenses	21,201	15,913

Total Assets	392,021,562	31,427,354

Liabilities:
Payable for investment securities purchased	7,904,138	392,097
Payable for capital shares redeemed	534,935	168,113
Investment Adviser fees payable	227,611	13,534
Shareholder servicing fees payable	98,519	26,350
Payable due to administrator	14,900	1,192
Chief Compliance Officer fees payable	976	398
Payable due to trustees	890	68
Audit fees payable	11,929	11,929
Other accrued expenses	53,863	13,226

Total Liabilities	8,847,761	626,907

Net Assets	$383,173,801	$30,800,447

Net Assets:
Paid-in Capital	$301,931,387	$32,270,626
Undistributed net investment income	6,005,157	109,330
Accumulated net realized gain (loss) on investments	21,501,223	(3,628,179)
Net unrealized appreciation on investments	53,736,034	2,048,670

Net Assets	$383,173,801	$30,800,447

Investor Class Shares:
Net Assets	$206,021,459	$30,223,734
Total shares outstanding at end of period	8,718,551	2,215,882
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$23.63	$13.64
Institutional Class Shares:
Net Assets	$177,152,342	$576,713
Total shares outstanding at end of period	7,502,597	42,286
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$23.61	$13.64

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2016 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	Small Cap Fund	International Equity Fund
Assets:
Cost of securities	$511,497,971	$2,779,254,324

Investments in securities at value	$549,387,169	$2,839,874,972
Foreign Cash (Cost $— and $50,021, respectively)	—	50,312
Receivable for investment securities sold	3,244,516	19,941,802
Receivable for capital shares sold	125,120	7,393,353
Dividends receivable	130,293	3,957,961
Receivable for dividend tax reclaim	—	1,610,130
Prepaid expenses	31,373	101,079

Total Assets	552,918,471	2,872,929,609

Liabilities:
Payable due to custodian	2,155,001	—
Payable for capital shares redeemed	471,020	3,845,462
Investment Adviser fees payable	465,749	2,056,372
Shareholder servicing fees payable	95,546	118,855
Payable due to administrator	21,921	109,451
Chief Compliance Officer fees payable	2,063	3,910
Payable due to trustees	1,467	6,359
Payable for investment securities purchased	—	31,833,274
Audit fees payable	11,929	11,929
Other accrued expenses	66,055	227,731

Total Liabilities	3,290,751	38,213,343

Net Assets	$549,627,720	$2,834,716,266

Net Assets:
Paid-in Capital	$582,937,025	$2,815,870,418
Undistributed net investment income (loss)	(4,863,156)	49,762,093
Accumulated net realized loss on investments	(66,335,347)	(91,300,754)
Net unrealized appreciation on investments	37,889,198	60,620,648
Net unrealized depreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	—	(236,139)

Net Assets	$549,627,720	$2,834,716,266

Investor Class Shares:
Net Assets	$180,973,045	$1,270,576,046
Total shares outstanding at end of period	10,815,766	53,092,118
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$16.73	$23.93
Institutional Class Shares:
Net Assets	$368,654,675	$1,564,140,220
Total shares outstanding at end of period	21,553,936	65,184,711
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$17.10	$24.00

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2016 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	International Small Cap Fund	Global Equity Fund
Assets:
Cost of securities	$1,272,991	$12,669,549

Investments in securities at value	$1,282,609	$13,172,108
Foreign Cash (Cost $36,982 and $—, respectively)	36,986	—
Receivable for investment securities sold	33,995	54,558
Receivable for capital shares sold	300	10,699
Receivable due from Investment Adviser	10,277	—
Dividends receivable	1,744	6,366
Receivable for dividend tax reclaim	219	2,022
Prepaid expenses	21,519	18,516

Total Assets	1,387,649	13,264,269

Liabilities:
Shareholder servicing fees payable	2,051	8,769
Chief Compliance Officer fees payable	356	370
Payable due to administrator	53	513
Payable due to trustees	3	31
Payable for investment securities purchased	—	89,275
Payable for capital shares redeemed	—	2,681
Investment Adviser fees payable	—	3,001
Audit fees payable	11,929	11,929
Other accrued expenses	7,423	8,095

Total Liabilities	21,815	124,664

Net Assets	$1,365,834	$13,139,605

Net Assets:
Paid-in Capital	$1,332,546	$12,626,667
Undistributed net investment income	12,954	77,151
Accumulated net realized gain (loss) on investments	10,682	(66,772)
Net unrealized appreciation on investments	9,618	502,559
Net unrealized appreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	34	—

Net Assets	$1,365,834	$13,139,605

Investor Class Shares:
Net Assets	N/A	$13,139,605
Total shares outstanding at end of period	N/A	1,165,968
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	N/A	$11.27
Institutional Class Shares:
Net Assets	$1,365,834	N/A
Total shares outstanding at end of period	133,722	N/A
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$10.21	N/A

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
OCTOBER 31, 2016 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
Unconstrained Equity Fund
Assets:
Cost of securities	$111,242,412
Cost of purchased equity options	2,270,710

Investments in securities at value	$109,980,955
Purchased equity options at value	3,266,000
Cash	40,000†
Receivable for investment securities sold	3,782,760
Receivable for capital shares sold	2,952
Dividends receivable	59,880
Receivable for dividend tax reclaim	74,055
Prepaid expenses	14,065

Total Assets	117,220,667

Liabilities:
Payable for investment securities purchased	5,361,780
Payable for capital shares redeemed	367,301
Foreign Cash payable (Cost $225,028)	225,027
Shareholder servicing fees payable	113,778
Investment Adviser fees payable	92,728
Unrealized depreciation on equity swaps	47,396
Payable due to administrator	4,379
Payable due to trustees	240
Audit fees payable	11,929
Other accrued expenses	16,411

Total Liabilities	6,240,969

Net Assets	$110,979,698

Net Assets:
Paid-in Capital	$140,722,557
Undistributed net investment income	329,168
Accumulated net realized loss on investments	(29,738,231)
Net unrealized depreciation on investments	(1,261,457)
Net unrealized appreciation on purchased equity options	995,290
Net unrealized depreciation on equity swaps	(47,396)
Net unrealized depreciation on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(20,233)

Net Assets	$110,979,698

Investor Class Shares:
Net Assets	$110,979,698
Total shares outstanding at end of period	6,617,794
Net Asset Value Per Share (Net Assets ÷ Shares Outstanding)	$16.77

†	Pledged as collateral for swap contracts (Note 2).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2016 (Unaudited)

STATEMENTS OF OPERATIONS
	Opportunity Fund	SMID Fund

Investment Income
Dividends	$5,178,634	$297,240
Less: Foreign Taxes Withheld	(97,297)	—

Total Investment Income	5,081,337	297,240

Expenses
Investment Advisory Fees	1,915,815	166,948
Shareholder Servicing Fees – Investor Class Shares	272,577	8,459
Administration Fees	113,986	7,689
Trustees’ Fees	3,452	234
Chief Compliance Officer Fees	1,118	93
Transfer Agent Fees	62,244	29,082
Printing Fees	18,676	1,266
Registration & Filing Fees	20,532	14,899
Custodian Fees	14,010	2,521
Audit Fees	11,857	11,857
Legal Fees	7,433	501
Other Expenses	7,787	621

Total Expenses	2,449,487	244,170

Less:
Investment Advisory Fees Waiver	(134,318)	(59,733)
Fees Paid Indirectly (Note 3)	(631)	(8)

Net Expenses	2,314,538	184,429

Net Investment Income	2,766,799	112,811

Net Realized Gain on Investments	26,507,002	1,037,844
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,995,241)	768,015

Net Gain on Investments	23,511,761	1,805,859

Net Increase in Net Assets from Operations	$26,278,560	$1,918,670

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2016 (Unaudited)

STATEMENTS OF OPERATIONS
	Small Cap Fund	International Equity Fund

Investment Income
Dividends	$5,116,952	$55,457,022
Less: Foreign Taxes Withheld	—	(4,860,035)

Total Investment Income	5,116,952	50,596,987

Expenses
Investment Advisory Fees	3,495,891	12,545,536
Shareholder Servicing Fees – Investor Class Shares	342,347	707,536
Administration Fees	155,988	621,793
Trustees’ Fees	4,771	17,586
Chief Compliance Officer Fees	1,190	5,895
Transfer Agent Fees	54,663	110,643
Printing Fees	25,806	109,137
Registration & Filing Fees	23,271	153,018
Custodian Fees	15,266	260,071
Audit Fees	11,858	11,857
Legal Fees	10,265	37,621
Other Expenses	11,361	35,612

Total Expenses	4,152,677	14,616,305

Less:
Investment Advisory Fees Waiver	(130,384)	(672,377)
Fees Paid Indirectly (Note 3)	(216)	(391)

Net Expenses	4,022,077	13,943,537

Net Investment Income	1,094,875	36,653,450

Net Realized Gain (Loss) on Investments	33,045,743	(52,551,803)
Net Realized Loss on Foreign Currency Transactions	—	(2,667,117)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(12,186,090)	(11,076,894)
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	—	(181,683)

Net Gain (Loss) on Investments and Foreign Currency Transactions	20,859,653	(66,477,497)

Net Increase (Decrease) in Net Assets from Operations	$21,954,528	$(29,824,047)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2016 (Unaudited)

STATEMENTS OF OPERATIONS
	International Small Cap Fund	Global Equity Fund

Investment Income
Dividends	$26,750	$129,223
Less: Foreign Taxes Withheld	(3,654)	(8,825)

Total Investment Income	23,096	120,398

Expenses
Investment Advisory Fees	7,519	51,468
Shareholder Servicing Fees – Investor Class Shares	342	8,578
Administration Fees	305	2,549
Trustees’ Fees	9	72
Chief Compliance Officer Fees	22	43
Transfer Agent Fees	13,433	13,667
Printing Fees	95	508
Audit Fees	11,858	11,857
Registration & Filing Fees	7,089	13,500
Custodian Fees	5,123	5,113
Legal Fees	19	152
Other Expenses	9,979	445

Total Expenses	55,793	107,952

Less:
Investment Advisory Fees Waiver	(7,519)	(39,160)
Reimbursement of other operating expenses	(38,674)	—
Fees Paid Indirectly (Note 3)	(3)	(3)

Net Expenses	9,597	68,789

Net Investment Income	13,499	51,609

Net Realized Gain (Loss) on Investments	65,218	(71,363)
Net Realized Loss on Foreign Currency Transactions	(480)	—
Net Change in Unrealized Appreciation (Depreciation) on Investments	(72,423)	70,363
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(185)	—

Net Loss on Investments and Foreign Currency Transactions	(7,870)	(1,000)

Net Increase in Net Assets from Operations	$5,629	$50,609

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS
FOR THE SIX MONTHS ENDED
OCTOBER 31, 2016 (Unaudited)

STATEMENTS OF OPERATIONS
Unconstrained Equity Fund

Investment Income
Dividends	$893,954
Less: Foreign Taxes Withheld	(43,166)

Total Investment Income	850,788

Expenses
Investment Advisory Fees	592,251
Shareholder Servicing Fees – Investor Class Shares	148,063
Administration Fees	26,436
Trustees’ Fees	803
Chief Compliance Officer Fees	640
Transfer Agent Fees	18,054
Printing Fees	4,323
Audit Fees	11,857
Registration & Filing Fees	11,564
Custodian Fees	7,865
Legal Fees	1,709
Other Expenses	2,007

Total Expenses	825,572

Less:
Investment Advisory Fees Waiver	(25,666)
Fees Paid Indirectly (Note 3)	(106)

Net Expenses	799,800

Net Investment Income	50,988

Net Realized Gain on Investments	1,580,873
Net Realized Gain on Purchased Equity Options	480,465
Net Realized Loss on Equity Swaps	(6,390,293)
Net Realized Loss on Foreign Currency Transactions	(170,542)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(3,461,453)
Net Change in Unrealized Appreciation (Depreciation) on Purchased Equity Options	1,732,984
Net Change in Unrealized Appreciation (Depreciation) on Equity Swaps	3,154,242
Net Change in Unrealized Appreciation (Depreciation) on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	25,529

Net Loss on Investments, Purchased Equity Options, Equity Swaps and Foreign Currency Transactions	(3,048,195)

Net Decrease in Net Assets from Operations	$(2,997,207)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations:
Net Investment Income	$2,766,799	$9,253,663
Net Realized Gain on Investments	26,507,002	49,802,214
Net Change in Unrealized Depreciation on Investments	(2,995,241)	(77,878,415)

Net Increase (Decrease) in Net Assets Resulting from Operations	26,278,560	(18,822,538)

Dividends and Distributions:
Net Investment Income:
Investor Class Shares	—	(2,694,611)
Institutional Class Shares	—	(5,308,633)
Realized Gains:
Investor Class Shares	—	(27,342,504)
Institutional Class Shares	—	(40,634,205)

Total Dividends and Distributions	—	(75,979,953)

Capital Share Transactions:
Investor Class Shares
Issued	6,816,951	26,539,422
Reinvestment of Dividends	—	20,980,630
Redeemed	(39,348,931)	(74,908,215)

Net Decrease in Net Assets from Investor Class Share Transactions	(32,531,980)	(27,388,163)

Institutional Class Shares
Issued	12,954,018	63,048,519
Reinvestment of Dividends	—	40,922,254
Redeemed	(201,784,374)	(111,274,345)

Net Decrease in Net Assets from Institutional Class Share Transactions	(188,830,356)	(7,303,572)

Net Decrease in Net Assets from Capital Share Transactions	(221,362,336)	(34,691,735)

Total Decrease in Net Assets	(195,083,776)	(129,494,226)
Net Assets:
Beginning of period	578,257,577	707,751,803

End of period (including undistributed net investment income of $6,005,157 and $3,238,358, respectively)	$383,173,801	$578,257,577

Share Transactions:
Investor Class Shares
Issued	289,845	1,100,378
Reinvestment of Dividends	—	914,083
Redeemed	(1,685,052)	(3,085,741)

Total Decrease in Investor Class Shares	(1,395,207)	(1,071,280)

Institutional Class Shares
Issued	562,163	2,646,676
Reinvestment of Dividends	—	1,784,530
Redeemed	(8,487,649)	(4,708,270)

Total Decrease in Institutional Class Shares	(7,925,486)	(277,064)

Net Decrease in Shares Outstanding	(9,320,693)	(1,348,344)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations:
Net Investment Income	$112,811	$40,051
Net Realized Gain (Loss) on Investments	1,037,844	(4,579,329)
Net Change in Unrealized Appreciation (Depreciation) on Investments	768,015	(258,711)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,918,670	(4,797,989)

Dividends and Distributions:
Net Investment Income:
Investor Class Shares	—	(30,770)
Institutional Class Shares	—	(994)
Realized Gains:
Investor Class Shares	—	(97,646)
Institutional Class Shares	—	(1,501)

Total Dividends and Distributions	—	(130,911)

Capital Share Transactions:
Investor Class Shares
Issued	2,975,930	22,736,794
Reinvestment of Dividends	—	128,039
Redemption Fees – Note 2	—	360
Redeemed	(13,142,097)	(17,363,148)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	(10,166,167)	5,502,045

Institutional Class Shares
Issued	15,444	201,391
Reinvestment of Dividends	—	2,496
Redemption Fees – Note 2	—	11
Redeemed	(184,031)	(62,805)

Net Increase (Decrease) in Net Assets from Institutional Class Share Transactions	(168,587)	141,093

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(10,334,754)	5,643,138

Total Increase (Decrease) in Net Assets	(8,416,084)	714,238
Net Assets:
Beginning of period	39,216,531	38,502,293

End of period (including undistributed (distributions in excess of ) net investment income of $109,330 and $(3,481), respectively)	$30,800,447	$39,216,531

Share Transactions:
Investor Class Shares
Issued	227,813	1,686,746
Reinvestment of Dividends	—	9,841
Redeemed	(996,870)	(1,337,183)

Total Increase (Decrease) in Investor Class Shares	(769,057)	359,404

Institutional Class Shares
Issued	1,161	15,210
Reinvestment of Dividends	—	192
Redeemed	(14,076)	(4,941)

Total Increase (Decrease) in Institutional Class Shares	(12,915)	10,461

Net Increase (Decrease) in Shares Outstanding	(781,972)	369,865

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations:
Net Investment Income	$1,094,875	$458,841
Net Realized Gain (Loss) on Investments	33,045,743	(94,265,092)
Net Change in Unrealized Depreciation on Investments, Equity Swaps and Written Options	(12,186,090)	(53,765,278)

Net Increase (Decrease) in Net Assets Resulting from Operations	21,954,528	(147,571,529)

Dividends and Distributions:
Net Investment Income:
Investor Class Shares	—	(2,608,566)
Institutional Class Shares	—	(5,744,147)
Realized Gains:
Investor Class Shares	—	(26,899,247)
Institutional Class Shares	—	(44,669,819)

Total Dividends and Distributions	—	(79,921,779)

Capital Share Transactions:
Investor Class Shares
Issued	21,804,000	67,877,543
Reinvestment of Dividends	—	25,584,785
Redemption Fees – Note 2	3,878	10,209
Redeemed	(159,481,704)	(172,539,157)

Net Decrease in Net Assets from Investor Class Share Transactions	(137,673,826)	(79,066,620)

Institutional Class Shares
Issued	26,467,244	136,784,593
Reinvestment of Dividends	—	48,363,838
Redemption Fees – Note 2	20,203	23,113
Redeemed	(148,090,161)	(287,525,589)

Net Decrease in Net Assets from Institutional Class Share Transactions	(121,602,714)	(102,354,045)

Net Decrease in Net Assets from Capital Share Transactions	(259,276,540)	(181,420,665)

Total Decrease in Net Assets	(237,322,012)	(408,913,973)
Net Assets:
Beginning of period	786,949,732	1,195,863,705

End of period (including distributions in excess of net investment income/ accumulated net investment loss of $(4,863,156) and $(5,958,031), respectively)	$549,627,720	$786,949,732

Share Transactions:
Investor Class Shares
Issued	1,311,907	3,912,449
Reinvestment of Dividends	—	1,506,041
Redeemed	(9,423,526)	(9,892,232)

Total Decrease in Investor Class Shares	(8,111,619)	(4,473,742)

Institutional Class Shares
Issued	1,588,200	7,652,724
Reinvestment of Dividends	—	2,786,106
Redeemed	(8,642,784)	(16,770,867)

Total Decrease in Institutional Class Shares	(7,054,584)	(6,332,037)

Net Decrease in Shares Outstanding	(15,166,203)	(10,805,779)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations:
Net Investment Income	$36,653,450	$20,616,356
Net Realized Loss on Investments	(52,551,803)	(28,903,755)
Net Realized Loss on Foreign Currency Transactions	(2,667,117)	(2,704,182)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(11,076,894)	44,540,830
Net Change in Unrealized Appreciation (Depreciation) on Foreign Currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(181,683)	(29,715)

Net Increase (Decrease) in Net Assets Resulting from Operations	(29,824,047)	33,519,534

Dividends and Distributions:
Net Investment Income:
Investor Class Shares	—	(2,115,754)
Institutional Class Shares	—	(3,678,575)
Realized Gains:
Investor Class Shares	—	(1,002,672)
Institutional Class Shares	—	(1,581,948)

Total Dividends and Distributions	—	(8,378,949)

Capital Share Transactions:
Investor Class Shares
Issued	398,556,154	1,386,516,675
Reinvestment of Dividends	—	2,588,928
Redemption Fees – Note 2	68,438	105,121
Redeemed	(507,263,221)	(186,508,224)

Net Increase (Decrease) in Net Assets from Investor Class Share Transactions	(108,638,629)	1,202,702,500

Institutional Class Shares
Issued	714,106,564	923,579,372
Reinvestment of Dividends	—	2,947,944
Redemption Fees – Note 2	223,653	194,013
Redeemed	(217,623,183)	(117,034,894)

Net Increase in Net Assets from Institutional Class Share Transactions	496,707,034	809,686,435

Net Increase in Net Assets from Capital Share Transactions	388,068,405	2,012,388,935

Total Increase in Net Assets	358,244,358	2,037,529,520
Net Assets:
Beginning of period	2,476,471,908	438,942,388

End of period (including undistributed net investment income of $49,762,093 and $13,108,643, respectively)	$2,834,716,266	$2,476,471,908

Share Transactions:
Investor Class Shares
Issued	16,720,474	59,053,135
Reinvestment of Dividends	—	104,902
Redeemed	(21,225,448)	(7,831,745)

Total Increase (Decrease) in Investor Class Shares	(4,504,974)	51,326,292

Institutional Class Shares
Issued	29,864,531	38,429,248
Reinvestment of Dividends	—	119,242
Redeemed	(9,077,495)	(4,842,731)

Total Increase in Institutional Class Shares	20,787,036	33,705,759

Net Increase in Shares Outstanding	16,282,062	85,032,051

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations:
Net Investment Income	$13,499	$3,143
Net Realized Gain (Loss) on Investments	65,218	(54,008)
Net Realized Loss on Foreign Currency Transactions	(480)	(2,660)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(72,423)	10,330
Net Change in Unrealized Appreciation (Depreciation) on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(185)	184

Net Increase (Decrease) in Net Assets Resulting from Operations	5,629	(43,011)

Dividends and Distributions:
Net Investment Income	—	(665)
Realized Gains	—	(2,364)

Total Dividends and Distributions	—	(3,029)

Capital Share Transactions:
Issued	6,950	141,638
Reinvestment of Dividends	—	3,029
Redeemed	(13,194)	(2,175)

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,244)	142,492

Total Increase (Decrease) in Net Assets	(615)	96,452
Net Assets:
Beginning of period	1,366,449	1,269,997

End of period (including undistributed (distributions in excess of ) net investment income of $12,954 and $(545), respectively) ..	$1,365,834	$1,366,449

Share Transactions:
Issued	676	14,539
Reinvestment of Dividends	—	304
Redeemed	(1,312)	(209)

Net Increase (Decrease) in Shares Outstanding	(636)	14,634

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations:
Net Investment Income	$51,609	$38,713
Net Realized Gain (Loss) on Investments	(71,363)	71,681
Net Change in Unrealized Appreciation on Investments	70,363	207,269

Net Increase in Net Assets Resulting from Operations	50,609	317,663

Dividends and Distributions:
Net Investment Income	—	(13,437)
Realized Gains	—	(174,196)

Total Dividends and Distributions	—	(187,633)

Capital Share Transactions:
Issued	5,939,923	7,565,382
Reinvestment of Dividends	—	187,627
Redemption Fees – Note 2	15	222
Redeemed	(1,814,755)	(992,872)

Net Increase in Net Assets from Capital Share Transactions	4,125,183	6,760,359

Total Increase in Net Assets	4,175,792	6,890,389
Net Assets:
Beginning of period	8,963,813	2,073,424

End of period (including undistributed net investment income of $77,151 and $25,542, respectively)	$13,139,605	$8,963,813

Share Transactions:
Issued	527,029	713,916
Reinvestment of Dividends	—	16,558
Redeemed	(161,174)	(90,709)

Net Increase in Shares Outstanding	365,855	639,765

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR UNCONSTRAINED
EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended October 31, 2016 (Unaudited)	Year Ended April 30, 2016
Operations:
Net Investment Income	$50,988	$308,496
Net Realized Gain on Investments and Purchased Equity Options	2,061,338	2,187,779
Net Realized Loss on Equity Swaps	(6,390,293)	(3,225,222)
Net Realized Loss on Foreign Currency Transactions	(170,542)	(79,873)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Equity Swaps and Purchased Equity Options	1,425,773	(15,737,100)
Net Change in Unrealized Appreciation (Depreciation) on Foreign currencies and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	25,529	(24,509)

Net Decrease in Net Assets Resulting from Operations	(2,997,207)	(16,570,429)

Capital Share Transactions:
Issued	3,515,475	25,630,534
Redemption Fees – Note 2	7,451	28,262
Redeemed	(20,715,881)	(28,967,803)

Net Decrease in Net Assets from Capital Share Transactions	(17,192,955)	(3,309,007)

Total Decrease in Net Assets	(20,190,162)	(19,879,436)
Net Assets:
Beginning of period	131,169,860	151,049,296

End of period (including undistributed net investment income of $329,168 and $278,180, respectively)	$110,979,698	$131,169,860

Share Transactions:
Issued	214,508	1,412,301
Redeemed	(1,258,889)	(1,639,247)

Net Decrease in Shares Outstanding	(1,044,381)	(226,946)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
Opportunity Fund	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$22.67		$26.34	$24.13	$20.45	$17.90	$20.38
Income (Loss) from Operations:
Net Investment Income(1)	0.10		0.31	0.13	0.19	0.19	0.13
Net Realized and Unrealized Gain (Loss)	0.86		(0.99)	2.28	3.71	2.55	(2.52)

Total from Operations	0.96		(0.68)	2.41	3.90	2.74	(2.39)

Dividends and Distributions:
Net Investment Income	—		(0.25)	(0.20)	(0.22)	(0.19)	(0.09)
Net Realized Gain	—		(2.74)	—	—	—	—

Total Dividends and Distributions	—		(2.99)	(0.20)	(0.22)	(0.19)	(0.09)

Net Asset Value, End of Period	$23.63		$22.67	$26.34	$24.13	$20.45	$17.90

Total Return†	4.23%		(2.61)%	10.03%	19.14%	15.51%	(11.71)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$206,021		$229,255	$294,656	$464,209	$496,247	$923,887
Ratio of Expenses to Average Net Assets	1.05	%*	1.11%	1.20%	1.20%	1.20%	1.20%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.10	%*	1.17%	1.26%	1.28%	1.31%	1.30%
Ratio of Net Investment Income to Average Net Assets	0.87	%*	1.30%	0.51%	0.85%	1.08%	0.73%
Portfolio Turnover Rate	22	%**	55%	64%	58%	64%	62%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR OPPORTUNITY
FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
Opportunity Fund	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$22.62		$26.30	$24.11	$20.43	$17.91	$20.40
Income (Loss) from Operations:
Net Investment Income(1)	0.14		0.38	0.19	0.25	0.24	0.17
Net Realized and Unrealized Gain (Loss)	0.85		(1.00)	2.28	3.71	2.54	(2.53)

Total from Operations	0.99		(0.62)	2.47	3.96	2.78	(2.36)

Dividends and Distributions:
Net Investment Income	—		(0.32)	(0.28)	(0.28)	(0.26)	(0.13)
Net Realized Gain	—		(2.74)	—	—	—	—

Total Dividends and Distributions	—		(3.06)	(0.28)	(0.28)	(0.26)	(0.13)

Net Asset Value, End of Period	$23.61		$22.62	$26.30	$24.11	$20.43	$17.91

Total Return†	4.38%		(2.38)%	10.28%	19.46%	15.76%	(11.50)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$177,152		$349,003	$413,096	$357,067	$282,857	$377,445
Ratio of Expenses to Average Net Assets	0.80	%*	0.86%	0.95%	0.95%	0.95%	0.95%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	0.85	%*	0.92%	1.01%	1.03%	1.06%	1.05%
Ratio of Net Investment Income to Average Net Assets	1.24	%*	1.57%	0.76%	1.09%	1.33%	0.96%
Portfolio Turnover Rate	22	%**	55%	64%	58%	64%	62%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
SMID Fund	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,				May 31, 2011* to April 30, 2012
			2016	2015	2014	2013
Net Asset Value, Beginning of Period	$12.90		$14.42	$13.39	$10.85	$9.56	$10.00
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.04		0.01	0.05	(0.02)	(0.01)	(0.04)
Net Realized and Unrealized Gain (Loss)	0.70		(1.49)	1.14	3.22	1.30	(0.40)

Total from Operations	0.74		(1.48)	1.19	3.20	1.29	(0.44)

Dividends and Distributions:
Net Investment Income	—		(0.01)	(0.05)	—	—	—
Net Realized Gain	—		(0.03)	(0.11)	(0.66)	—	—

Total Dividends and Distributions	—		(0.04)	(0.16)	(0.66)	—	—

Redemption Fees(1)	—		0.00 (2)	0.00 (2)	—	—	—

Net Asset Value, End of Period	$13.64		$12.90	$14.42	$13.39	$10.85	$9.56

Total Return†	5.74%		(10.27)%	8.97%	29.95%	13.49%	(4.40)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$30,224		$38,505	$37,857	$2,998	$1,814	$1,603
Ratio of Expenses to Average Net Assets	1.07	%**	1.10%	1.18%	1.35%	1.35%	1.35	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.41	%**	1.43%	1.63%	4.41%	7.17%	8.56	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	0.65	%**	0.10%	0.39%	(0.14)%	(0.16)%	(0.44	)%**
Portfolio Turnover Rate	24	%***	78%	72%	71%	105%	96	%***

*	Commencement of Operations
**	Annualized
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMID FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
SMID Fund	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,	November 3, 2014* to April 30,
			2016	2015
Net Asset Value, Beginning of Period	$12.89		$14.42	$13.91
Income (Loss) from Operations:
Net Investment Income(1)	0.05		0.02	0.02
Net Realized and Unrealized Gain (Loss)	0.70		(1.50)	0.65

Total from Operations	0.75		(1.48)	0.67

Dividends and Distributions:
Net Investment Income	—		(0.02)	(0.05)
Net Realized Gain	—		(0.03)	(0.11)

Total Dividends and Distributions	—		(0.05)	(0.16)

Redemption Fees(1)	—		0.00 (2)	—

Net Asset Value, End of Period	$13.64		$12.89	$14.42

Total Return†	5.82%		(10.27)%	4.92%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$577		$712	$645
Ratio of Expenses to Average Net Assets	1.02	%**	1.05%	1.05	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.36	%**	1.38%	1.54	%**
Ratio of Net Investment Income to Average Net Assets	0.70	%**	0.15%	0.26	%**
Portfolio Turnover Rate	24	%***	78%	72	%***

*	Commencement of Operations.
**	Annualized.
***	Portfolio turnover is for the Fund for the full year.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
Small Cap Fund			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$16.35		$20.26	$22.41	$20.13	$18.76	$19.76
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.02		(0.02)	0.01	(0.08)	(0.07)	(0.10)
Net Realized and Unrealized Gain (Loss)	0.36		(2.47)	0.67	5.02	1.72	(0.35	)(3)

Total from Operations	0.38		(2.49)	0.68	4.94	1.65	(0.45)

Dividends and Distributions:
Net Investment Income	—		(0.13)	—	—	—	—
Net Realized Gain	—		(1.29)	(2.83)	(2.66)	(0.28)	(0.55)

Total Dividends and Distributions	—		(1.42)	(2.83)	(2.66)	(0.28)	(0.55)

Redemption Fees(1)(2)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$16.73		$16.35	$20.26	$22.41	$20.13	$18.76

Total Return†	2.32%		(12.51)%	4.01%	25.13%	8.96%	(1.80)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$180,973		$309,441	$474,040	$627,861	$849,731	$800,200
Ratio of Expenses to Average Net Assets	1.30	%*	1.30%	1.30%	1.30%	1.30%	1.26%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.34	%*	1.35%	1.36%	1.40%	1.41%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.18	%*	(0.11)%	0.05%	(0.35)%	(0.38)%	(0.55)%
Portfolio Turnover Rate	27	%**	59%	69%	67%	71%	70%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	The amount shown for the year ended April 30, 2012, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR SMALL CAP FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
Small Cap Fund	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$16.69		$20.66	$22.74	$20.34	$18.90	$19.86
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.03		0.03	0.07	(0.03)	(0.03)	(0.06)
Net Realized and Unrealized Gain (Loss)	0.38		(2.53)	0.68	5.09	1.75	(0.35	)(3)

Total from Operations	0.41		(2.50)	0.75	5.06	1.72	(0.41)

Dividends and Distributions:
Net Investment Income	—		(0.18)	—	—	—	—
Net Realized Gain	—		(1.29)	(2.83)	(2.66)	(0.28)	(0.55)

Total Dividends and Distributions	—		(1.47)	(2.83)	(2.66)	(0.28)	(0.55)

Redemption Fees(1) (2)	0.00		0.00	0.00	0.00	0.00	0.00

Net Asset Value, End of Period	$17.10		$16.69	$20.66	$22.74	$20.34	$18.90

Total Return†	2.46%		(12.30)%	4.27%	25.48%	9.27%	(1.59)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$368,655		$477,509	$721,824	$725,099	$519,452	$250,209
Ratio of Expenses to Average Net Assets	1.05	%*	1.05%	1.05%	1.05%	1.05%	1.05%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.09	%*	1.10%	1.11%	1.15%	1.16%	1.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.40	%*	0.14%	0.31%	(0.12)%	(0.15)%	(0.35)%
Portfolio Turnover Rate	27	%**	59%	69%	67%	71%	70%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.
(3)	The amount shown for the year ended April 30, 2012, for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
International Equity Fund	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$24.26		$25.86	$24.88	$21.77	$19.54	$21.63
Income (Loss) from Operations:
Net Investment Income(1)	0.33		0.50	0.33	0.56	0.25	0.33
Net Realized and Unrealized Gain (Loss)	(0.66)		(1.91)	0.99	2.61	2.29	(2.24)

Total from Operations	(0.33)		(1.41)	1.32	3.17	2.54	(1.91)

Dividends and Distributions:
Net Investment Income	—		(0.12)	(0.35)	(0.06)	(0.31)	(0.18)
Net Realized Gain	—		(0.07)	—	—	—	—

Total Dividends and Distributions	—		(0.19)	(0.35)	(0.06)	(0.31)	(0.18)

Redemption Fees(1)	0.00	(2)	0.00 (2)	0.01	0.00 (2)	0.00 (2)	0.00 (2)

Net Asset Value, End of Period	$23.93		$24.26	$25.86	$24.88	$21.77	$19.54

Total Return†	(1.36)%		(5.45)%	5.52%	14.56%	13.12%	(8.72)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,270,576		$1,397,228	$162,146	$133,850	$30,615	$35,285
Ratio of Expenses to Average Net Assets	1.05	%*	1.08%	1.09%	1.20%	1.23%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.09	%*	1.12%	1.18%	1.45%	1.70%	1.61%
Ratio of Net Investment Income to Average Net Assets	2.74	%*	2.08%	1.34%	2.30%	1.29%	1.73%
Portfolio Turnover Rate	32	%**	39%	49%	58%	75%	62%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
International Equity Fund	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,			November 30, 2012* to April 30, 2013
			2016	2015	2014
Net Asset Value, Beginning of Period	$24.31		$25.89	$24.93	$21.79	$19.85
Income (Loss) from Operations:
Net Investment Income(1)	0.30		0.44	0.33	0.68	0.18
Net Realized and Unrealized Gain (Loss)	(0.61)		(1.82)	1.03	2.56	2.07

Total from Operations	(0.31)		(1.38)	1.36	3.24	2.25

Dividends and Distributions:
Net Investment Income	—		(0.14)	(0.40)	(0.10)	(0.31)
Net Realized Gain	—		(0.07)	—	—	—

Total Dividends and Distributions	—		(0.21)	(0.40)	(0.10)	(0.31)

Redemption Fees(1)	0.00	(2)	0.01	0.00 (2)	0.00 (2)	0.00	(2)

Net Asset Value, End of Period	$24.00		$24.31	$25.89	$24.93	$21.79

Total Return†	(1.28)%		(5.30)%	5.65%	14.84%	11.48%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,564,140		$1,079,244	$276,796	$158,408	$8,243
Ratio of Expenses to Average Net Assets	0.95	%**	0.95%	0.95%	0.95%	0.95	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.00	%**	1.02%	1.04%	1.17%	1.59	%**
Ratio of Net Investment Income to Average Net Assets	2.50	%**	1.80%	1.35%	2.77%	2.04	%**
Portfolio Turnover Rate	32	%***	39%	49%	58%	75	%***

*	Commencement of Operations.
**	Annualized.
***	Portfolio turnover is for the Fund for the full year.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR INTERNATIONAL
SMALL CAP FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Institutional Class Shares
International Small Cap Fund	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30, 2016	November 18, 2014* to April 30, 2015
Net Asset Value, Beginning of Period	$10.17		$10.61	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.10		0.03	—
Net Realized and Unrealized Gain (Loss)	(0.06)		(0.44)	0.61

Total from Operations	0.04		(0.41)	0.61

Dividends and Distributions:
Net Investment Income	—		(0.01)	—
Net Realized Gain	—		(0.02)	—

Total Dividends and Distributions	—		(0.03)	—

Net Asset Value, End of Period	$10.21		$10.17	$10.61

Total Return†	0.39%		(3.91)%	6.10%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$1,366		$1,366	$1,270
Ratio of Expenses to Average Net Assets	1.40	%**	1.40%	1.40	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	8.14	%**	9.44%	15.61	%**
Ratio of Net Investment Income (Loss) to Average Net Assets	1.97	%**	0.26%	(0.06	)%**
Portfolio Turnover Rate	27	%***	54%	16	%***

*	Commencement of Operations.
**	Annualized.
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR GLOBAL
EQUITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
Global Equity Fund	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,				November 30, 2011* to April 30, 2012
			2016	2015	2014	2013
Net Asset Value, Beginning of Period	$11.20		$12.93	$13.43	$12.49	$11.07	$10.00
Income (Loss) from Operations:
Net Investment Income(1)	0.05		0.14	0.07	0.21	0.09	0.03
Net Realized and Unrealized Gain (Loss)	0.02		(0.84)	0.83	1.98	1.63	1.04

Total from Operations	0.07		(0.70)	0.90	2.19	1.72	1.07

Dividends and Distributions:
Net Investment Income	—		(0.07)	(0.19)	(0.05)	(0.10)	—
Net Realized Gain	—		(0.96)	(1.21)	(1.20)	(0.20)	—

Total Dividends and Distributions	—		(1.03)	(1.40)	(1.25)	(0.30)	—

Redemption Fees(1)	0.00	(2)	0.00 (2)	—	—	0.00 (2)	—

Net Asset Value, End of Period	$11.27		$11.20	$12.93	$13.43	$12.49	$11.07

Total Return†	0.63%		(5.51)%	7.85%	17.96%	16.00%	10.70%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$13,140		$8,964	$2,073	$1,983	$1,413	$1,210
Ratio of Expenses to Average Net Assets	1.20	%**	1.20%	1.23%	1.30%	1.30%	1.30	%**
Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	1.88	%**	3.71%	5.30%	5.77%	9.89%	15.05	%**
Ratio of Net Investment Income to Average Net Assets	0.90	%**	1.20%	0.54%	1.59%	0.77%	0.70	%**
Portfolio Turnover Rate	31	%***	59%	63%	67%	70%	22	%***

*	Commencement of Operations.
**	Annualized.
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR UNCONSTRAINED
EQUITY FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

	Investor Class Shares
Unconstrained Equity Fund	Six Months Ended October 31, 2016 (Unaudited)		Year Ended April 30,
			2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$17.12		$19.15	$17.79	$12.36	$10.94	$16.25
Income (Loss) from Operations:
Net Investment Income (Loss)(1)	0.01		0.04	(0.02)	0.01	0.01	(0.03)
Net Realized and Unrealized Gain (Loss)	(0.36)		(2.07)	1.61	5.42	1.41	(4.73)

Total from Operations	(0.35)		(2.03)	1.59	5.43	1.42	(4.76)

Dividends and Distributions:
Net Investment Income	—		—	(0.25)	—	—	—
Net Realized Gain	—		—	—	—	—	(0.55)
Return of Capital	—		—	0.00 (2)	—	—	0.00 (2)

Total Dividends and Distributions	—		—	(0.25)	—	—	(0.55)

Redemption Fees(1)	0.00	(2)	0.00 (2)	0.02	0.00 (2)	0.00 (2)	—

Net Asset Value, End of Period	$16.77		$17.12	$19.15	$17.79	$12.36	$10.94

Total Return†	(2.04)%		(10.60)%	9.27%	43.93%	12.98%	(29.09)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$110,980		$131,170	$151,049	$196,899	$134,748	$227,573
Ratio of Expenses to Average Net Assets	1.35	%*	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of Expenses to Average Net Assets (Excluding Waivers, Expense Reimbursements and Fees Paid Indirectly)	1.39	%*	1.40%	1.38%	1.39%	1.40%	1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.09	%*	0.22%	(0.10)%	0.06%	0.12%	(0.27)%
Portfolio Turnover Rate	35	%**	115%	163%	167%	85%	196%

*	Annualized
**	Portfolio turnover is for the period indicated and has not been annualized.
†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	Per share data calculated using the average shares method.
(2)	Amount represents less than $0.01 per share.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)
1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) was organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 56 portfolios. The financial statements herein are those of the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Unconstrained Equity Fund (collectively the “Funds,” individually a “Fund”), each of which are diversified Funds, except for the Cambiar Unconstrained Equity Fund which is considered to be non-diversified. The Opportunity Fund and International Equity Fund seek total return and capital preservation. The SMID Fund, Small Cap Fund, International Small Cap Fund, Global Equity Fund and Unconstrained Equity Fund seek long-term capital appreciation. The goal of each of the Funds is to provide above-average performance in both rising and falling market periods by investing in stocks that have limited downside risk and positive upside potential. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2.	Significant Accounting Policies:

The following is a summary of the Significant Accounting Policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidelines for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Funds’ Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Funds’ Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser if a Fund is holding the relevant security that such limits have been exceeded. In such event, the Adviser makes the determination whether a Committee meeting should be called based on the information provided.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

The Cambiar International Equity Fund and Cambiar International Small Cap Fund use MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Cambiar International Equity Fund and Cambiar International Small Cap Fund value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Cambiar International Equity Fund and Cambiar International Small Cap Fund shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

Options for which the primary market is a national securities exchange are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long options, and the most recent ask price for written options. Options not traded on a national securities exchange are valued in accordance with fair value procedures established by the Funds’ Board of Trustees.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended October 31, 2016, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

The Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Unconstrained Equity Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of and during the six months ended October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Options — The Funds may utilize longer maturity options for stock replacement when and as price and volatility relationships become more favorable for options versus underlying stocks or for tax and liquidity management purposes. The Funds are authorized to write (sell) and purchase put and call options. The risk in writing a call option is that the Funds give up the opportunity to profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

As of October 31, 2016, the Cambiar Unconstrained Equity Fund had open purchased equity option positions.

Swap Contracts — The Funds are authorized to enter into various contracts, including total return swaps and equity swap contracts, for the purposes of capitalizing on valuation anomalies that exist in the market. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a long position, the Funds will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have increased or decreased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks, less a floating rate of interest on the notional amount of the swap. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the swap would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the swap. All of these components are reflected in the market value of the swaps.

Periodic payments made or received are recorded as realized gains or losses. At year end, the Statements of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Funds may have open at year end.

Entering into swap contracts involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. Swaps outstanding at period end, if any, are listed on the Schedules of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Funds’ custodian. As of October 31, 2016, the Cambiar Unconstrained Equity Fund has entered into swap contracts as shown on the Schedule of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Funds’ in the future, or requires increased fees, which could impair the Funds’ ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Funds ability to use leverage and reduce investment returns. In addition, if the Funds cannot locate a counterparty willing to enter into transactions with the Funds, they will not be able to

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

implement their investment strategy. As of October 31, 2016, the Cambiar Unconstrained Equity Fund entered into swap agreements with one counterparty.

To reduce counterparty risk with respect to OTC transactions, the Funds have entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in purchased equity options and swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following table presents the Cambiar Unconstrained Equity Fund’s derivative liabilities by counterparty net of amounts available for offset under a netting agreement or similar arrangement and net of the related collateral as of as of October 31, 2016:

Counterparty	Derivative Liabilities Subject to a Netting Agreement or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Equity Swaps
Goldman Sachs	$47,396	$—	$(40,000)	$7,396

Total	$47,396	$—	$(40,000)	$7,396

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption Fees — The Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Unconstrained Equity Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than ninety days. For the six months ended October 31, 2016, the Funds retained fees of $0, $0, $24,452, $292,091, $0, $15 and $7,451, respectively. Such fees are retained by the Funds for the benefit of the remaining shareholders and are recorded as additions to fund capital.

3.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the six months ended October 31, 2016, the Funds paid as follows for these services: $113,986, $7,689, $155,988, $621,793, $305, $2,549 and $26,436 for the Cambiar Opportunity Fund, Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar International Equity Fund, Cambiar International Small Cap Fund, Cambiar Global Equity Fund and Cambiar Unconstrained Equity Fund, respectively.

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

The Funds have adopted a shareholder servicing fee plan under which a shareholder servicing fee up to 0.25% of average daily net assets attributable to the Investor Class Shares of the Funds and the Institutional Share Class of the Cambiar International Small Cap Fund will be paid to the Distributor. The Distributor may perform, or may compensate other service providers for providing, certain shareholder and administrative services. Shareholder servicing fees in excess of 0.25% of average daily net assets of the Investor Class Shares are paid by Cambiar Investors, LLC (the “Adviser”).

Certain officers of the Trust are also employees of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

The Funds earn cash management credits which are used to offset transfer agent expenses. During the six months ended October 31, 2016, the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap, Cambiar International Equity, Cambiar International Small Cap, Cambiar Global Equity, and Cambiar Unconstrained Equity Funds earned credits of $631, $8, $216, $391, $3, $3 and $106, respectively, which were used to offset transfer agent expenses. These amounts are listed as “Fees Paid Indirectly” on the Statements of Operations.

MUFG Union Bank, N.A. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4.	Investment Advisory Agreements:

Under the terms of the investment advisory agreement, the Adviser provides investment advisory services to the Cambiar Opportunity, Cambiar SMID, Cambiar Small Cap, Cambiar International Equity, Cambiar International Small Cap, Cambiar Global Equity and the Cambiar Unconstrained Equity Funds at an annual rate of 0.75%, 0.90%, 1.00%, 0.90%, 1.10%, 0.90%, and 1.00% respectively, of each Fund’s average daily net assets. Prior to August 28, 2016, the management fee for the Cambiar SMID Fund was 1.00%.

The Adviser has contractually agreed, through September 1, 2017, to waive a portion of its advisory fees and to assume expenses, which are calculated based on each Funds average daily net assets, in order to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) of each Fund from exceeding certain contractual expense limitations. Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations
Cambiar Opportunity Fund, Investor Class	1.05%
Cambiar Opportunity Fund, Institutional Class	0.80%
Cambiar SMID Fund, Investor Class	1.20%*
Cambiar SMID Fund, Institutional Class	0.95%*
Cambiar Small Cap Fund, Investor Class	1.30%
Cambiar Small Cap Fund, Institutional Class	1.05%
Cambiar International Equity Fund, Investor Class	1.20%
Cambiar International Equity Fund, Institutional Class	0.95%
Cambiar International Small Cap, Institutional Class	1.40%
Cambiar Global Equity Fund, Investor Class	1.20%
Cambiar Unconstrained Equity Fund, Investor Class	1.35%

*	Prior to August 28, 2016, the expense limit for the Cambiar SMID Fund was 1.30% and 1.05% for the Investor Class Shares and the Institutional Class Shares, respectively.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the total annual fund operating expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period. There were no fees recouped by the Adviser during the six months ending October 31, 2016.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

At October 31, 2016, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

Period	Subject to Repayment until April 30:	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund		Cambiar Global Equity Fund	Cambiar Unconstrained Equity Fund
10/31/13-10/31/14	2017	$461,700	$58,211	$1,235,396	$324,850	$	NA	$75,893	$50,256
10/31/14-10/31/15	2018	445,376	134,939	572,285	391,513		129,132	85,937	79,881
10/31/15-10/31/16	2019	296,228	127,282	291,634	1,090,671		90,935	81,325	56,256

		$1,203,304	$320,432	$2,099,315	$1,807,034		$220,067	$243,155	$186,393

5.	Investment Transactions:

For the six months ended October 31, 2016, the Funds made purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows:

	Purchases	Sales
Cambiar Opportunity Fund	$104,122,938	$289,121,372
Cambiar SMID Fund	7,992,463	17,539,440
Cambiar Small Cap Fund	182,144,839	420,726,855
Cambiar International Equity Fund	1,335,837,320	845,715,052
Cambiar International Small Cap Fund	353,506	433,606
Cambiar Global Equity Fund	7,470,037	3,315,687
Cambiar Unconstrained Equity Fund	39,344,488	61,209,591

There were no purchases or sales of long-term U.S. Government Securities for any of the Funds.

6.	Federal Tax Information:

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. These differences are primarily attributable to REIT income reclassification, investments in passive foreign investment companies, distribution in excess and differing book and tax treatments for foreign currency transactions, investments in swaps, reclassification of distributions, utilization of earnings and profits on shareholder redemptions and certain net operating losses which, for tax purposes, offset short-term capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to undistributed net investment income, paid-in capital or accumulated net realized loss, as appropriate, in the period that the differences arise.

Accordingly, the following reclassifications have been made to/from the following accounts as of April 30, 2016:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
Cambiar Opportunity Fund	$(3,070,250)	$(34,094)	$3,104,344
Cambiar SMID Fund	17,881	(959)	(16,922)
Cambiar Small Cap Fund	228,424	5,416,981	(5,645,405)
Cambiar International Equity Fund	(3,186,398)	2,605,302	581,096
Cambiar International Small Cap Fund	(2,615)	2,615	—
Cambiar Global Equity Fund	—	—	—
Cambiar Unconstrained Equity Fund	(79,873)	79,873	—

These reclassifications had no impact on net assets or net asset value per share.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

	Ordinary Income	Long -Term Capital Gain	Return of Capital	Total
Cambiar Opportunity Fund
2016	$10,774,613	$65,205,340	$—	$75,979,953
2015	7,657,047	—	—	7,657,047
Cambiar SMID Fund
2016	31,764	99,147	—	130,911
2015	119,369	201,891	—	321,260
Cambiar Small Cap Fund
2016	8,352,713	71,569,066	—	79,921,779
2015	34,897,179	129,615,606	—	164,512,785
Cambiar International Equity Fund
2016	5,797,490	2,581,459	—	8,378,949
2015	5,442,033	—	—	5,442,033
Cambiar International Small Cap Fund
2016	3,029	—	—	3,029
2015	—	—	—	—
Cambiar Global Equity Fund
2016	31,271	156,362	—	187,633
2015	84,284	121,338	—	205,622
Cambiar Unconstrained Equity Fund
2016	—	—	—	—
2015	2,177,669	—	327	2,177,996

As of April 30, 2016, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Cambiar Opportunity Fund	Cambiar SMID Fund	Cambiar Small Cap Fund	Cambiar International Equity Fund	Cambiar International Small Cap Fund	Cambiar Global Equity Fund	Cambiar Unconstrained Equity Fund
Undistributed Ordinary Income	$3,238,623	$—	$—	$13,108,635	$4,072	$58,450	$278,180
Undistributed Long-Term Capital Gain	345	—	—	—	—	—	—
Post-October Losses	(1,416,590)	(3,549,491)	(96,621,245)	(33,696,812)	—	(25,333)	(8,931,006)
Late-Year Loss Deferral	—	(3,480)	(2,204,391)	—	—	—	—
Capital Loss Carryforwards	—	(1,115,595)	—	—	(54,055)	—	(15,866,441)
Net Unrealized Appreciation/(Depreciation)	53,141,483	1,279,718	43,561,803	69,258,066	77,646	429,211	(2,226,385)
Other Temporary Differences	(7)	(1)	—	6	(4)	1	—

Total Distributable Earnings (Accumulated Losses)	$54,963,854	$(3,388,849)	$(55,263,833)	$48,669,895	$27,659	$462,329	$(26,745,652)

Post-October losses represent losses realized on investment transactions from November 1, 2015 through April 30, 2016 that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year. Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2016 through April 30, 2016 and specified losses realized on investment transactions from November 1, 2015 through April 30, 2016, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of April 30, 2016, the following Funds have capital loss carryforwards to offset capital gains for an unlimited period:

	Short-Term	Long-Term	Total Post-Enactment Capital Loss Carryforwards
Cambiar SMID Fund	$825,240	$290,355	$1,115,595
Cambiar International Small Cap Fund	40,015	14,040	54,055
Cambiar Unconstrained Equity Fund	15,866,441	—	15,866,441

During the year ended April 30, 2016, the Cambiar International Equity Fund and Cambiar Unconstrained Equity Fund utilized $4,042,356 and $7,493,794, respectively, of capital loss carryforwards to offset capital gains.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments for Federal income tax purposes at October 31, 2016, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cambiar Opportunity Fund	$336,039,094	$60,828,414	$(7,092,380)	$53,736,034
Cambiar SMID Fund	28,964,553	3,468,745	(1,420,075)	2,048,670
Cambiar Small Cap Fund	511,497,971	65,648,717	(27,759,519)	37,889,198
Cambiar International Equity Fund	2,779,254,324	150,703,492	(90,082,844)	60,620,648
Cambiar International Small Cap Fund	1,272,991	92,161	(82,543)	9,618
Cambiar Global Equity Fund	12,669,549	847,475	(344,916)	502,559
Cambiar Unconstrained Equity Fund	111,242,412	8,690,798	(9,952,255)	(1,261,457)

7.	Risks:

At October 31, 2016, the net assets of the Cambiar International Equity Fund and the Cambiar International Small Cap Fund were substantially comprised of foreign denominated securities and/or currency. Changes in currency exchange rates will affect the value of, and investment income from, such securities and currency.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental super-vision and regulation of foreign securities markets and the possibility of political or economic instability.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

8.	Other:

At October 31, 2016, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

	No. of Shareholders	% Ownership
Cambiar Opportunity Fund, Investor Class	3	66%
Cambiar Opportunity Fund, Institutional Class	3	71%
Cambiar SMID Fund, Investor Class	1	90%
Cambiar SMID Fund, Institutional Class	2	95%
Cambiar Small Cap Fund, Investor Class	4	47%
Cambiar Small Cap Fund, Institutional Class	2	67%
Cambiar International Equity Fund, Investor Class	2	85%
Cambiar International Equity Fund, Institutional Class	4	85%
Cambiar International Small Cap, Institutional Class	2	100%
Cambiar Global Equity Fund, Investor Class	2	92%
Cambiar Unconstrained Equity Fund, Investor Class	2	43%

9.	Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

10.	Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of October 31, 2016.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce your investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the six month period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that six month period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

DISCLOSURE OF FUND EXPENSES (Unaudited)

	Beginning Account Value 05/01/16	Ending Account Value 10/31/16	Annualized Expense Ratios	Expenses Paid During Period*
Cambiar Opportunity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,042.30	1.05%	$5.41
Hypothetical 5% Return	$1,000.00	$1,019.91	1.05%	$5.35
Cambiar Opportunity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,043.80	0.80%	$4.12
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08
Cambiar SMID Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,057.40	1.07%	$5.55
Hypothetical 5% Return	$1,000.00	$1,019.81	1.07%	$5.45
Cambiar SMID Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,058.20	1.02%	$5.29
Hypothetical 5% Return	$1,000.00	$1,020.06	1.02%	$5.19
Cambiar Small Cap Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,023.20	1.30%	$6.63
Hypothetical 5% Return	$1,000.00	$1,018.65	1.30%	$6.61
Cambiar Small Cap Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,024.60	1.05%	$5.36
Hypothetical 5% Return	$1,000.00	$1,019.91	1.05%	$5.35
Cambiar International Equity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$986.40	1.05%	$5.26
Hypothetical 5% Return	$1,000.00	$1,019.91	1.05%	$5.35
Cambiar International Equity Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$987.20	0.95%	$4.76
Hypothetical 5% Return	$1,000.00	$1,020.42	0.95%	$4.84
Cambiar International Small Cap Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,003.90	1.40%	$7.07
Hypothetical 5% Return	$1,000.00	$1,018.15	1.40%	$7.12
Cambiar Global Equity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$1,006.30	1.20%	$6.07
Hypothetical 5% Return	$1,000.00	$1,019.16	1.20%	$6.11
Cambiar Unconstrained Equity Fund — Investor Class Shares
Actual Fund Return	$1,000.00	$979.60	1.35%	$6.74
Hypothetical 5% Return	$1,000.00	$1,018.40	1.35%	$6.87

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period shown).

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund (the “Trust”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on May 17, 2016 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Funds’ performance compared with peer groups of mutual funds and the Funds’ benchmark indices.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Funds and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Funds, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Funds and the Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods, including since their inception, and information regarding the Funds’ performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ performance to their benchmark indices and peer groups of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of

THE ADVISORS’ INNER CIRCLE FUND	CAMBIAR FUNDS

time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The Cambiar Funds

P.O. Box 219009

Kansas City, MO 64121

1-866-777-8227

Investment Adviser

Cambiar Investors, LLC

2401 E. Second Avenue

Suite 400

Denver, CO 80206

Distributor

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel

Morgan, Lewis & Bockius, LLP

1701 Market Street

Philadelphia, PA 19103-2921

This information must be preceded or accompanied by a current prospectus for the Funds described.

CMB-SA-001-1500

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Scheduled of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: January 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: January 6, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller and Chief Financial Officer

Date: January 6, 2017